Property, plant and equipment (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	SFr 3,917	SFr 3,324
Property, plant and equipment, end of period	4,416	3,917	SFr 3,324
Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	8,445	6,868
Acquisitions	2,034	1,885
Disposals	(346)	(308)
Property, plant and equipment, end of period	10,133	8,445	6,868
Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(4,528)	(3,544)
Depreciation expense	(1,535)	(1,274)	(961)
Disposals	346	290
Property, plant and equipment, end of period	(5,717)	(4,528)	(3,544)
Furniture [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	90	49
Property, plant and equipment, end of period	153	90	49
Furniture [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	158	126
Acquisitions	96	65
Disposals	(40)	(33)
Property, plant and equipment, end of period	214	158	126
Furniture [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(68)	(77)
Depreciation expense	(33)	(24)
Disposals	40	33
Property, plant and equipment, end of period	(61)	(68)	(77)
IT Equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	560	570
Property, plant and equipment, end of period	527	560	570
IT Equipment [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	1,187	1,025
Acquisitions	310	291
Disposals	0	(129)
Property, plant and equipment, end of period	1,497	1,187	1,025
IT Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(627)	(455)
Depreciation expense	(343)	(285)
Disposals	0	113
Property, plant and equipment, end of period	(970)	(627)	(455)
Laboratory Equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	3,079	2,510
Property, plant and equipment, end of period	3,553	3,079	2,510
Laboratory Equipment [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	6,698	5,367
Acquisitions	1,566	1,470
Disposals	(306)	(139)
Property, plant and equipment, end of period	7,958	6,698	5,367
Laboratory Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(3,619)	(2,857)
Depreciation expense	(1,092)	(899)
Disposals	306	137
Property, plant and equipment, end of period	(4,405)	(3,619)	(2,857)
Leasehold Improvements [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	188	195
Property, plant and equipment, end of period	183	188	195
Leasehold Improvements [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	402	350
Acquisitions	62	59
Disposals	0	(7)
Property, plant and equipment, end of period	464	402	350
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(214)	(155)
Depreciation expense	(67)	(66)
Disposals	0	7
Property, plant and equipment, end of period	SFr (281)	SFr (214)	SFr (155)